Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Interest and similar income	£ 11,541	£ 12,439	£ 11,617
Interest expense and similar charges	(7,161)	(8,127)	(6,959)
Net interest income	4,380	4,312	4,658
Fee and commission income	752	733	804
Fee and commission expense	(419)	(481)	(501)
Net fee and commission income	333	252	303
Other operating income	16	93	135
Total operating income	4,729	4,657	5,096
Operating expenses before credit impairment charges, provisions and charges	(2,457)	(2,548)	(2,456)
Credit impairment charges	(193)	(71)	(205)
Provisions for other liabilities and charges	(597)	(689)	(335)
Total credit impairment charges, provisions and charges	(790)	(760)	(540)
Profit before tax	1,482	1,349	2,100
Tax on profit	(396)	(378)	(559)
Profit after tax	£ 1,086	£ 971	£ 1,541